STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 4 - STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock. As of June 30, 2012 and 2011, there were 78,400 and 499,637 and options outstanding under the 2010 Plan, respectively.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  As of June 30, 2012, there were 1,800,000 options outstanding under the 2011 Plan. There were no options outstanding as of June 30, 2011 under the 2011 Plan.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options expire ten years from the date of grant.

The fair value of stock options granted or revalued for six months ended June 30, 2012 and 2011 was calculated with the following assumptions:

	2012	2011
Risk-free interest rate	0.43-1.27%	0.60-0.84%
Expected dividend yield	0%	0%
Volatility factor	90%	90%
Expected life of option	3.15-7.0 years	4.75-10.0 years

The weighted-average fair value of stock options granted during the periods ended June 30, 2012 and 2011, under the Black-Scholes option pricing model was $0.21 and $0.21 per share, respectively.

The Company recognized $43,384 and $4,261 of stock-based compensation costs in the accompanying statement of operations for the three months ended June 30, 2012 and 2011, respectively. The Company recognized $116,866 and $13,118 of stock-based compensation costs in the accompanying statement of operations for the six months ended June 30, 2012 and 2011, respectively. No actual tax benefit was realized from stock option exercises during these periods. As of June 30, 2012, there was $317,270 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted average period of 1.6 years.

The following table summarizes the activity under the Stock Plans:

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding as of December 31, 2011	1,578,400	$ 0.10 – 1.85	$ 0.19
Granted	300,000	0.10	0.10
Exercised	-	-	-
Options forfeited/cancelled	- -	-	-
Outstanding as of June 30, 2012	1,878,400	$ 0.10 – 1.85	$ 0.17

The following table summarizes information about stock options that are vested or expected to vest at June 30, 2012:

Vested or Expected to Vest					Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Shares Exercisable		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
$0.10	1,800,000	0.10	4.41	$738,000	1,093,750	0.10	4.50	$448,438
1.85	78,400	1.85	3.15	—	58,800	1.85	3.15	—

$0.10– 1.85	1,878,400	0.17	4.36	$738,000	1,152,550	0.19	4.43	$448,438

At June 30, 2012, the Company has 300,000 and 4,921,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock. As of December 31, 2011, there were 78,400 options outstanding under the 2010 Plan.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  As of December 31, 2011, there were 1,500,000 options outstanding under the 2011 Plan.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options expire ten years from the date of grant.

The following table summarizes the activity under the Stock Plans.

	Shares	Exercise Price Per Share	Weighted Average Exercise Price

Balance at December 31, 2009	-	$-	$-

Granted	78,400	1.85	1.85
Exercised	-		-
Options forfeited/cancelled	-	-	-
Outstanding, December 31, 2010	78,400	1.85	1.85

Granted	1,921,237	0.10 to 0.25	0.13
Exercised	-		-
Options forfeited/cancelled	(421,237)	0.25	0.25
Outstanding, December 31, 2011	1,578,400	$0.10 to 1.85	$0.19

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2011:

	Vested or Expected to Vest				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Shares Exercisable	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.10	1,500,000	0.10	4.75	$219,900	656,250	0.10	4.75	$96,206
1.85	78,400	1.85	3.75	-	39,200	1.85	3.75	-

$0.10– 1.85	1,578,400	0.19	4.70	$219,900	695,450	0.20	4.69	$96,206

The weighted-average remaining contractual life for options exercisable at December 31, 2011 is 4.70 years. At December 31, 2011 the Company has 600,000 and 4,921,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

The intrinsic value for fully vested, exercisable options was $96,206 and $0 at December 31, 2011 and 2010, respectively.  No actual tax benefit was realized from stock option exercises during these periods.